SCHEDULE OF OTHER INCOME (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net profit on disposal of plant and equipment			$ 37,000
Research and development tax incentive income	[1]	997,908	750,000	856,707
Export Marketing & Development Grant		100,000
Interest income		62,394	22,507	25,794
Rental income
Other income		116,271	78,001	137,268
Income from government grants	[2]	287,883	253,139
Total other income		$ 1,564,456	$ 1,140,647	$ 1,019,769

[1]	R&D tax incentive
[2]	Government Grant income – COVID-19 Relief